Filed pursuant to Rule 497(e)
File Nos. 333‑84639 and 811‑09521
AMG FUNDS
AMG TimesSquare Small Cap Growth Fund
Supplement dated June 13, 2024 to the Prospectus and Statement of Additional Information, each dated May 1, 2024
The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.
Effective July 1, 2024 (the “Implementation Date”), the following fee changes for the Fund will take effect and will result in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s current fee structure: (i) the management fee for the Fund will be reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) will be replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager will agree, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The Investment Manager pays a portion of the management fee to the Fund’s subadviser for its services.
Effective on the Implementation Date, to reflect the changes described above and other changes, the Prospectus is revised as follows:
The sections under “Summary of the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 3 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.76%	0.76%	0.76%
Distribution and Service (12b‑1) Fees	None	None	None
Other Expenses[1]	0.44%	0.32%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.21%	1.09%	1.01%
Fee Waiver and Expense Reimbursements[3]	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.17%	1.05%	0.97%

[1]	Expense information has been restated to reflect current fees.
[2]
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[3]
AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2026. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$119	$377	$658	$1,459
Class I	$107	$339	$594	$1,322
Class Z	$99	$314	$551	$1,229
The second paragraph in the section under “Additional Information About the Funds – AMG TimesSquare Small Cap Growth Fund” titled “Additional Information About the Fund’s Expenses and Performance” on page 22 is deleted and replaced with the following:
As discussed under “Fees and Expenses of the Fund” in the Fund’s summary section, the Investment Manager has contractually agreed, through at least May 1, 2026, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b‑1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.
The first sentence of the last paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG TimesSquare Small Cap Growth Fund” on page 36 is deleted and replaced with the following:
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.76% of the average daily net assets of the Fund.
In addition, effective on the Implementation Date, the SAI is revised as follows:
The following replaces similar disclosure in the table in the first paragraph of the section titled “Management of the Funds – Compensation of the Investment Manager and the Subadvisers” beginning on page 82:

Fund	Investment Management Fee
Small Cap Growth Fund	0.76%
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 333‑84639 and 811‑09521
AMG FUNDS
AMG TimesSquare Mid Cap Growth Fund
Supplement dated June 13, 2024 to the Prospectus and Statement of Additional Information, each dated May 1, 2024
The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Mid Cap Growth Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.
Effective July 1, 2024 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.79% to 0.66%, which will result in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s current fee structure. The Investment Manager pays a portion of the management fee to the Fund’s subadviser for its services.
Effective on the Implementation Date, to reflect the changes described above and other changes, the Prospectus is revised as follows:
The sections under “Summary of the Funds – AMG TimesSquare Mid Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 6 are deleted and replaced with the following:
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.66%	0.66%	0.66%
Distribution and Service (12b‑1) Fees	None	None	None
Other Expenses[1]	0.40%	0.25%	0.20%
Total Annual Fund Operating Expenses	1.06%	0.91%	0.86%

[1]	Expense information has been restated to reflect current fees.
EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$108	$337	$585	$1,294
Class I	$93	$290	$504	$1,120
Class Z	$88	$274	$477	$1,061

The first sentence of the last paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG TimesSquare Mid Cap Growth Fund” on page 36 is deleted and replaced with the following:
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.66% of the average daily net assets of the Fund.
In addition, effective on the Implementation Date, the SAI is revised as follows:
The following replaces similar disclosure in the table in the first paragraph of the section titled “Management of the Funds – Compensation of the Investment Manager and the Subadvisers” beginning on page 82:

Fund	Investment Management Fee
Mid Cap Growth Fund	0.66%
PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE